Goodwill and In-Process Revenue Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 129,145,000	$ 129,145,000
Aggregate amortization expense of intangible assets	(12,745,000)	(12,779,000)	$ (12,745,000)
Amortization of revenue - 2018	9,100,000
Amortization of revenue - 2019	7,900,000
Amortization of revenue - 2020	7,900,000
Amortization of revenue - 2021	7,900,000
Amortization of revenue - 2022	7,900,000
Amortization of revenue thereafter	9,800,000
Shuttle tanker segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	127,100,000	127,100,000
Goodwill impairment	0	0	0
Towage segment
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill	2,000,000	2,000,000
Goodwill impairment	$ 0	$ 0	$ 0